CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2018 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from initial public offering, issuance cost paid	$ 2,615,726